UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-0800
Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 182.9%
	Alabama 1.4%
$750	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$723,833
1,250	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200	06/01/25	967,000
500	Healthcare Auth For Baptist AL, Ser A (b)	6.125	11/15/36	509,390

				2,200,223

	Alaska 0.3%
1,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	547,070

	Arizona 5.7%
610	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	660,349
915	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	984,453
1,750	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,457,295
1,700	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,534,199
800	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	823,480
500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	504,645
225	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	229,597

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$275	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750%	06/01/34	$278,039
800	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	583,448
750	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	788,498
1,500	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	1,250,745

				9,094,748

	Arkansas 1.3%
2,400	Washington Cnty, AR Hosp Rev Regl Med Ctr Rfdg, Ser B	5.000	02/01/30	2,012,088

	California 20.5%
5,000	Alameda Corridor Trans Auth CA Conv Cap Apprec Sub Lien Rfdg, Ser A (AMBAC Insd) (c)	0/5.400	10/01/24	3,822,250
1,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	971,330
300	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	110,220
1,125	California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Rfdg, Ser A	5.250	06/01/45	622,091
400	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	391,876
1,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	1,573,110

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050%	02/01/29	$996,486
1,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	1,007,287
1,300	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	1,147,133
500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	434,390
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	5,109
475	California St (AMBAC Insd)	5.125	10/01/27	474,957
275	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	295,323
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	347,744
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	344,991
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	236,969
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	337,678
425	California St Purp	5.750	04/01/31	437,019
250	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	177,905
500	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	521,185

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$200	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500%	12/15/47	$147,536
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (c)	0/5.800	01/15/20	4,516,850
160	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	4.500	06/01/27	134,390
825	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	5.750	06/01/47	495,124
510	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop C Second Sr Rfdg, Ser A (AMBAC Insd)	5.000	07/01/23	510,214
1,865	Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Rfdg, Ser A (FSA Insd)	5.500	10/01/18	2,113,940
235	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	203,571
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,287,340
1,500	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,252,380
450	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg Second, Ser A4 (AMT) (b)	6.500	05/01/19	474,305

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds, Ser A1	5.375%	06/01/38	$628,910
2,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.000	06/01/37	1,207,820
5,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	2,695,850
750	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	734,483

				32,657,766

	Colorado 6.6%
5,000	Colorado Ed & Cultural Fac Charter Sch Proj (Syncora Gtd)	5.500	05/01/36	4,551,250
400	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	276,932
1,725	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (FSA Insd) (a)	5.000	09/01/36	1,692,346
1,000	Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj (Prerefunded @ 9/01/11)	6.500	09/01/20	1,110,490
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,129,870
1,500	Montrose, CO Mem Hosp	6.000	12/01/33	1,252,725
750	Salida, CO Hosp Dist Rev	5.250	10/01/36	464,707

				10,478,320

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 0.7%
$1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100%	09/01/37	$1,043,529
225	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (d)	5.500	09/01/36	109,118

				1,152,647

	District of Columbia 0.5%
275	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	280,455
550	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	548,028

				828,483

	Florida 6.3%
150	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	104,250
645	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	508,034
95	Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)	5.950	07/01/20	98,485
350	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	317,296

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$775	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500%	10/01/38	$706,060
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	303,633
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	304,095
245	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $245,000) (e)	6.800	05/01/38	182,111
150	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $150,000) (e)	6.900	05/01/17	135,801
600	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	399,552
215	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (f)	6.125/2.000	05/01/35	115,519
400	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	309,052
1,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	1,104,000
2,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	1,974,650
1,100	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	1,122,242

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$250	Seminole Tribe, FL Spl Oblig Rev, Ser A (d)	5.750%	10/01/22	$234,962
340	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	192,675
300	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	253,233
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	219,156
500	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	343,305
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	936,440
200	World Comm Cmnty Dev Dist FL Spl Assmt (f)	5.500/2.000	05/01/38	78,350

				9,942,901

	Georgia 6.1%
1,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	1,245,375
1,675	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,718,382
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	450,292
500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	500,705
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	447,345
1,425	Georgia Muni Elec Auth Pwr Rev Rfdg, Ser A (FGIC Insd) (g)	5.500	01/01/12	1,506,182
1,870	Georgia Muni Elec Auth Pwr Rev, Ser A (FGIC Insd)	5.500	01/01/12	2,034,261

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,200	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000%	09/01/29	$1,262,082
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	606,006

				9,770,630

	Idaho 0.6%
250	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	272,260
400	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	423,340
335	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (h)	6.125	11/15/27	250,888

				946,488

	Illinois 13.2%
500	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	348,640
2,750	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd)	5.000	12/01/27	2,840,970
2,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	1,781,540
2,540	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser A (AMBAC Insd) (AMT)	5.375	01/01/32	2,262,556
1,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	1,351,280
1,425	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,509,381
285	Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)	8.100	12/01/15	373,735
750	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	760,717

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,000	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750%	05/15/31	$705,960
870	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	896,883
500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	517,730
2,000	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	1,802,040
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	3,001,800
750	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	790,672
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	758,370
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,156,270
225	Will Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	172,276

				21,030,820

	Indiana 5.9%
3,135	East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd)	6.250	01/05/16	3,382,289
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B6 (a)	5.000	11/15/36	4,486,196
1,000	Indiana St Dev Fin Auth Rev Rfdg (AMT)	5.950	08/01/30	923,510

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$600	Indiana St Fin Auth Environmental Fac Rev Ind Pwr & LT Co Proj Rfdg, Ser A	4.900%	01/01/16	$604,836

				9,396,831

	Iowa 2.6%
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,116,225
1,515	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/14	1,561,632
125	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	86,426
2,185	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,306,848

				4,071,131

	Kansas 5.3%
700	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	712,103
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (NATL Insd)	5.250	10/01/21	75,778
1,250	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,295,625
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	1,006,850
250	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	180,900
1,500	Overland Pk, KS Dev Corp Rev First Tier, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,651,095

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$3,500	Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (NATL Insd)	5.300%	06/01/31	$3,428,810

				8,351,161

	Kentucky 2.0%
600	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A1 (AGL Insd)	5.750	12/01/28	626,112
600	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	647,376
660	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	710,556
1,405	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	1,232,241

				3,216,285

	Louisiana 3.0%
371	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	290,452
855	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	844,227
750	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C2 (AGL Insd)	6.750	06/01/26	851,797
2,000	New Orleans, LA Rfdg (FGIC Insd)	5.500	12/01/21	1,957,120

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250%	11/01/37	$741,548

				4,685,144

	Maryland 2.3%
425	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	310,968
800	Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury, Ser A	6.000	06/01/19	762,536
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,641,120
1,150	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,000,109

				3,714,733

	Massachusetts 2.7%
225	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	133,639
2,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/15	2,016,240
1,300	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,068,977
1,145	Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT) (h)	6.750	12/01/20	1,101,112

				4,319,968

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan 2.8%
$800	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C1 (FSA Insd)	7.000%	07/01/27	$912,760
500	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	487,720
950	Kent Hosp Fin Auth MI Rev Met Hosp Proj, Ser A	5.250	07/01/30	645,173
680	Kent Hosp Fin Auth MI Rev Met Hosp Proj, Ser A	6.250	07/01/40	494,170
325	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	333,021
225	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	232,911
2,250	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,363,050

				4,468,805

	Minnesota 0.9%
650	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	697,222
450	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	479,650
100	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	86,615
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	185,947

				1,449,434

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 1.0%
$1,750	Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition, Ser A2 (AMBAC Insd)	5.000%	07/01/24	$1,535,030

	Missouri 4.8%
205	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	186,404
500	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev St Francis Med Ctr	5.500	06/01/29	500,710
500	Cass Cnty, MO Hosp Rev	5.625	05/01/38	394,360
1,375	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	1,062,875
3,855	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Rfdg, Ser AA (NATL Insd) (g)	6.400	06/01/10	4,048,251
1,250	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,295,213
250	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	195,155

				7,682,968

	Nebraska 0.7%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,043,990

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 1.2%
$1,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250%	07/01/34	$809,470
20	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	15,694
980	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	1,000,913

				1,826,077

	New Hampshire 0.3%
200	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg The Utd Illuminating, Ser A (AMT) (b)	6.875	12/01/29	212,820
275	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	283,080

				495,900

	New Jersey 3.5%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	801,030
2,500	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	2,500,550
1,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	736,160
1,500	New Jersey St Ctfs Partn Equip Lease Purchase, Ser A	5.250	06/15/28	1,510,245

				5,547,985

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 2.1%
$1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (e)	5.000%	09/01/18	$1,554,570
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (e)	5.500	09/01/23	1,292,987
500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	533,663

				3,381,220

	New York 16.3%
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam At Harborside, Ser A	6.500	01/01/27	1,592,980
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	2,125,447
5	New York City, Ser C	7.250	08/15/24	5,022
1,700	New York City, Ser I1 (a)	5.000	02/01/26	1,742,585
1,110	New York St Dorm Auth Rev Mt Sinai NYU Hlth	5.500	07/01/26	1,109,956
1,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/26	791,690
2,000	New York St Dorm Auth Rev Second Hosp Gen Hosp Rfdg, Ser N	5.750	02/15/18	2,119,880
700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	737,685

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$750	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000%	03/15/27	$784,958
1,600	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,661,848
6,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,982,420
6,300	Port Auth NY & NJ Cons 152nd (a)	5.000	11/01/28	6,185,025
200	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	149,832

				25,989,328

	North Carolina 2.2%
3,000	Charlotte, NC Ctf Partn Convention Fac Proj Rfdg, Ser A	5.500	08/01/19	3,315,720
250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	180,830

				3,496,550

	Ohio 7.7%
565	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.750	06/01/34	365,278
5,950	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500	06/01/47	3,799,134
1,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,014,290
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	1,093,029

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000%	02/01/24	$1,093,040
1,125	Lorain Cnty, OH Hosp Rev Rfdg Catholic, Ser C (FSA Insd) (a)	5.000	04/01/24	1,171,114
565	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	581,667
350	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	357,206
1,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	1,022,180
850	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	875,279
500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg Firstenergy, Ser A (b)	5.875	06/01/33	520,125
305	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT) (g)	6.000	05/15/11	318,887

				12,211,229

	Oklahoma 1.8%
500	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	425,405
1,000	Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)	*	02/01/31	310,790
2,000	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,069,700

				2,805,895

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 0.2%
$375	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750%	12/01/36	$351,221

	South Carolina 11.9%
2,420	Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (NATL Insd)	5.500	06/01/20	2,603,194
10,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	10,330,800
3,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth	5.000	12/01/30	2,961,060
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,002,930
1,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	1,513,245
250	South Carolina Jobs Econ Dev Auth Rev Woodlands At Furman Proj, Ser A	6.000	11/15/42	157,928
280	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	279,983

				18,849,140

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota 0.8%
$1,250	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125%	11/01/29	$1,280,450

	Tennessee 3.6%
1,250	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser B	6.000	10/01/35	924,325
1,500	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,742,970
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,140,140
750	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth, Ser A	5.500	07/01/36	594,802
1,300	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	1,333,352

				5,735,589

	Texas 17.7%
575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	491,067
3,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (d)	5.750	01/01/34	2,099,400

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000%	08/15/18	$538,590
575	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	614,198
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (FSA Insd) (AMT)	5.500	11/01/21	2,013,960
225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	225,457
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	500,805
1,900	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,852,462
300	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	325,353
1,500	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/28	1,562,310
3,000	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	2,968,995
1,200	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,194,180
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,175,012
500	Mc Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	519,860
2,000	North Cent, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	1,952,940

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$540	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625%	01/01/28	$547,376
360	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	377,662
600	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L2 (b)	6.000	01/01/38	632,064
1,000	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	969,930
1,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,274,371
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	814,870
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	1,286,352
1,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/28	1,061,130
2,215	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	2,337,556
1,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	786,750

				28,122,650

	Virginia 1.7%
1,000	Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)	5.000	07/15/15	1,068,680

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,400	Tobacco Settlement Fin Corp VA Asset Bk	5.500%	06/01/26	$1,566,334

				2,635,014

	Washington 9.6%
1,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a)(b)	5.600	01/01/36	1,465,590
1,370	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	1,470,736
1,000	Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev Rfdg, Ser B (NATL Insd) (AMT)	5.375	01/01/18	1,000,020
3,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	2,174,820
5,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	4,993,000
560	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $560,000) (e)	6.000	01/01/27	467,371
600	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	383,976
3,000	Washington St, Ser B	5.500	05/01/18	3,350,640

				15,306,153

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia 1.4%
$1,750	Harrison Cnty, WV Cmnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500%	10/15/37	$1,493,030
400	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	369,112
425	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	381,841

				2,243,983

	Wisconsin 3.0%
175	Superior, WI Collateralized Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	166,463
150	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	132,707
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,015,720
1,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	1,104,219
370	Wisconsin St Gen Rev, Ser A	5.375	05/01/25	394,997
1,205	Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd) (Prerefunded @ 5/15/10)	6.150	05/15/25	1,258,876
720	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	747,007

				4,819,989

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.7%
$1,025	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000%	08/01/39	$1,042,538

Total Long-Term Investments 182.9% (Cost $313,195,770)				290,738,575

Total Short-Term Investments 3.3% (Cost $5,265,000)				5,265,000

Total Investments 186.2% (Cost $318,460,770)				296,003,575

Liability for Floating Rate Note Obligations Related to Securities Held (27.1%) (Cost ($43,075,000))
(43,075)	Notes with interest rates ranging from 0.29% to 1.06% at July 31, 2009 and contractual maturities of collateral ranging from 2023 to 2039 (i)			(43,075,000)

Total Net Investments 159.1% (Cost $275,385,770)				252,928,575

Other Assets in Excess of Liabilities 1.8%				2,826,560

Preferred Shares (including accrued distributions) (60.9%)				(96,760,277)

Net Assets Applicable to Common Shares 100.0%				$158,994,858

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.3% of net assets applicable to common shares.

(f)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(g)	Escrowed to Maturity

(h)	Security has been deemed illiquid.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Syncora — Syncora Guarantee Inc.

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, Interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value:

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets

Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$290,738,575	$—	$290,738,575

Short-Term Investments	—	5,265,000	—	5,265,000

Total Assets	$—	$296,003,575	$—	$296,003,575

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009